Property and equipment	12 Months Ended
Dec. 31, 2025
Property and equipment
Property and equipment
5	Property and equipment

	Furniture,
	fittings and	Leasehold
	equipment	improvements	Total
	USD	USD	USD
Cost
As of 1 January 2024	979,049	837,844	1,816,893
Foreign currency adjustments	(525,629)	(61,583)	(587,212)
As of 31 December 2024	453,420	776,261	1,229,681
Additions	3,514	6,978	10,492
Disposals	(56,150)	(24,488)	(80,638)
Foreign currency adjustments	6,274	4,726	11,000
As of 31 December 2025	407,058	763,477	1,170,535

Accumulated depreciation and impairment
As of 1 January 2024	818,682	246,518	1,065,200
Charge for the year	102,162	154,504	256,666
Foreign currency adjustments	(504,625)	(45,362)	(549,987)
As of 31 December 2024	416,219	355,660	771,879
Charge for the year	36,038	151,965	188,003
Disposals	(56,150)	(24,488)	(80,638)
Foreign currency adjustments	6,217	3,762	9,979
As of 31 December 2025	402,324	486,899	889,223

Net book value
As of 31 December 2025	4,734	276,578	281,312
As of 31 December 2024	37,201	420,601	457,802

Depreciation is allocated as detailed below:

	2025	2024	2023
	USD	USD	USD
General and administrative expenses (Note 19)	188,003	96,727	100,691
Discontinued operations	—	159,939	255,597
	188,003	256,666	356,288